Carried Interest due from Investment Funds	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Carried Interest Due from Investment Funds
Carried Interest due from Investment Funds

Note 12—Carried Interest Due from Investment Funds

        The activity in the Company's Carried Interest due from Investment Funds is summarized as follows:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Balance at beginning of period	$52,460	$39,039	$47,723	$37,250
Carried Interest recognized during the period	2,862	2,110	7,599	3,899
Proceeds received during the period	—	—	—	—

Balance at end of period	$55,322	$41,149	$55,322	$41,149

        The amount of the Carried Interest received by the Company depends on the Investment Funds' future performance. As a result, the amount of Carried Interest recorded by the Company at period end is subject to adjustment based on future results of the Investment Funds and may be reduced in future periods. However, the Company is not required to pay guaranteed returns to the Investment Funds and the amount of Carried Interest will only be reduced to the extent of amounts previously recognized.

        Management expects the Carried Interest to be collected by the Company when the Investment Funds liquidate. The investment period for the Investment Funds ended on December 31, 2011. The Investment Funds will continue in existence through December 31, 2016, subject to three one-year extensions by PCM at its discretion as specified in the limited liability company and limited partnership agreements that govern the Investment Funds.

Note 11—Carried Interest due from Investment Funds

        The activity in the Company's Carried Interest is summarized as follows:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Balance at beginning of year	$37,250	$24,654	$—
Carried Interest recognized during the year:
Recognition of Carried Interest earned during the period	10,473	9,275	24,654
Adjustment recognized pursuant to amendment of Management Agreement	—	3,321	—

	10,473	12,596	24,654
Proceeds received during the year	—	—	—

Balance at end of year	$47,723	$37,250	$24,654

        The amount of the Carried Interest received by the Company depends on the Investment Funds' future performance. As a result, the amount of Carried Interest recorded by the Company at period end is subject to adjustment based on future results of the Investment Funds and may be reduced as a result of subsequent performance. However, the Company is not required to pay guaranteed returns to the Investment Funds and the amount of Carried Interest will only be reversed to the extent of amounts previously recognized. Management expects the Carried Interest to be collected by the Company when the Investment Funds liquidate.

        The investment period for the Investment Funds ended on December 31, 2011. The Investment Funds will continue in existence through December 31, 2016, subject to three one-year extensions by PCM at its discretion, in accordance with the terms of the limited liability company and limited partnership agreements that govern the Investment Funds.